Average Annual Total Returns - Invesco Variable Rate Investment Grade ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg Barclays US Floating Rate Note Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Floating Rate Note Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 22, 2016	1.79%	2.50%	1.20%	1.48%	1.06%	1.46%	1.38%	2.36%